Income taxes (Schedule of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (3,062,798)	$ (2,691,670)	$ (2,287,095)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (811,641)	$ (713,293)	$ (606,080)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	224,771	283,688	269,531
Stock-based compensation	1,727	57,761	10,992
Non-deductible (non-taxable) expenses and financing costs	239,387	(13,660)	(3,780)
Effect of changes in exchange rates	30,403	74,714	940,577
Change in deferred tax assets not recognized	315,353	310,790	(611,240)
Current tax expense (income)	$ 0	$ 0	$ 0